Financial and Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gain (loss) on hedge transactions	$ (11)	$ 65	$ (6)
Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gain (loss) on hedge transactions	(7)
Cash flow hedge gain (loss) to be reclassified within 12 months	(7)
Designated | Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments, net, pretax	$ (33)	$ 80